January 27, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Wellesley Income Fund (THE TRUST)
File No. 2-31333
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced
Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.